Financial risk management and fair value estimates (Details) $ in Millions	Jun. 30, 2026 ARS ($)	Jun. 30, 2025 ARS ($)
Agricultural Business [Member]
Statement [Line Items]
Commodities (in tons)	14,747,029	58,946,867
Derivatives at fair value	$ 2,062	$ (420)
Gain / (Loss) for valuation at fair value at year-end	3,224	11,162
Premium paid or (collected)	$ (997)	$ 2,735
Futures Contract [Member] | Sugarcane [Member] | Sale Futures [Member]
Statement [Line Items]
Commodities (in tons)	6,000,000	30,336,000
Derivatives at fair value	$ (262)	$ (4)
Gain / (Loss) for valuation at fair value at year-end	807	(60)
Premium paid or (collected)	$ 0	$ 0
Futures Contract [Member] | Ethanol [Member] | Sale Futures [Member]
Statement [Line Items]
Commodities (in tons)	16,200	58,800
Derivatives at fair value	$ 70	$ 2,157
Gain / (Loss) for valuation at fair value at year-end	(3,240)	(1,975)
Premium paid or (collected)	$ 0	$ 0
Futures Contract [Member] | Corn [Member] | Sale Futures [Member]
Statement [Line Items]
Commodities (in tons)	932,194	273,063
Derivatives at fair value	$ (572)	$ (1,373)
Gain / (Loss) for valuation at fair value at year-end	3,285	3,097
Premium paid or (collected)	$ 0	$ 0
Futures Contract [Member] | Corn [Member] | Purchase futures [Member]
Statement [Line Items]
Commodities (in tons)		41,179
Derivatives at fair value		$ 0
Gain / (Loss) for valuation at fair value at year-end		(274)
Premium paid or (collected)		$ 0
Futures Contract [Member] | Soybeans [Member] | Sale Futures [Member]
Statement [Line Items]
Commodities (in tons)	1,978,198	320,922
Derivatives at fair value	$ 695	$ 712
Gain / (Loss) for valuation at fair value at year-end	(2,039)	10,180
Premium paid or (collected)	$ 0	$ 0
Futures Contract [Member] | Soybeans [Member] | Purchase futures [Member]
Statement [Line Items]
Commodities (in tons)	8,300	42,116
Derivatives at fair value	$ 0	$ 0
Gain / (Loss) for valuation at fair value at year-end	(40)	(282)
Premium paid or (collected)	$ 0	$ 0
Futures Contract [Member] | Wheat [Member] | Sale Futures [Member]
Statement [Line Items]
Commodities (in tons)	89,000	74,700
Derivatives at fair value	$ 652	$ 0
Gain / (Loss) for valuation at fair value at year-end	1,960	(292)
Premium paid or (collected)	$ 0	$ 0
Futures Contract [Member] | Wheat [Member] | Purchase futures [Member]
Statement [Line Items]
Commodities (in tons)		28,660
Derivatives at fair value		$ 0
Gain / (Loss) for valuation at fair value at year-end		(868)
Premium paid or (collected)		$ 0
Option contract [member] | Cotton [member] | Purchase Put Option [Member]
Statement [Line Items]
Commodities (in tons)		0
Derivatives at fair value		$ 0
Gain / (Loss) for valuation at fair value at year-end		(211)
Premium paid or (collected)		$ 0
Option contract [member] | Cotton [member] | Purchase Call Option [Member]
Statement [Line Items]
Commodities (in tons)	0	6,350,000
Derivatives at fair value	$ 11	$ 3
Gain / (Loss) for valuation at fair value at year-end	(39)	0
Premium paid or (collected)	$ 0	$ 0
Option contract [member] | Livestock [Member] | Purchase Put Option [Member]
Statement [Line Items]
Commodities (in tons)		0
Derivatives at fair value		$ 0
Gain / (Loss) for valuation at fair value at year-end		154
Premium paid or (collected)		$ 0
Option contract [member] | Ethanol [Member] | Purchase Call Option [Member]
Statement [Line Items]
Commodities (in tons)	6,600	0
Derivatives at fair value	$ 530	$ 0
Gain / (Loss) for valuation at fair value at year-end	105	(884)
Premium paid or (collected)	$ 0	$ 0
Option contract [member] | Corn [Member] | Purchase Put Option [Member]
Statement [Line Items]
Commodities (in tons)	1,200	12,981
Derivatives at fair value	$ 0	$ (1,088)
Gain / (Loss) for valuation at fair value at year-end	658	(333)
Premium paid or (collected)	$ (8)	$ (85)
Option contract [member] | Corn [Member] | Sale Put Options [Member]
Statement [Line Items]
Commodities (in tons)	0	5,800
Derivatives at fair value	$ 0	$ 0
Gain / (Loss) for valuation at fair value at year-end	0	(25)
Premium paid or (collected)	$ 14	$ 114
Option contract [member] | Corn [Member] | Sale Call Options [Member]
Statement [Line Items]
Commodities (in tons)	3,900	27,700
Derivatives at fair value	$ 0	$ 0
Gain / (Loss) for valuation at fair value at year-end	0	0
Premium paid or (collected)	$ 198	$ 729
Option contract [member] | Corn [Member] | Purchased Call Options [Member]
Statement [Line Items]
Commodities (in tons)	0	3,000
Derivatives at fair value	$ 0	$ 0
Gain / (Loss) for valuation at fair value at year-end	0	0
Premium paid or (collected)	$ (13)	$ (162)
Option contract [member] | Soybeans [Member] | Purchase Put Option [Member]
Statement [Line Items]
Commodities (in tons)	500	5,000
Derivatives at fair value	$ 0	$ 142
Gain / (Loss) for valuation at fair value at year-end	198	2,174
Premium paid or (collected)	$ (374)	$ (270)
Option contract [member] | Soybeans [Member] | Sale Put Options [Member]
Statement [Line Items]
Commodities (in tons)	33,500	46,800
Derivatives at fair value	$ 0	$ 0
Gain / (Loss) for valuation at fair value at year-end	(39)	(238)
Premium paid or (collected)	$ 937	$ 928
Option contract [member] | Soybeans [Member] | Sale Call Options [Member]
Statement [Line Items]
Commodities (in tons)	26,400	53,796
Derivatives at fair value	$ 0	$ 0
Gain / (Loss) for valuation at fair value at year-end	0	(28)
Premium paid or (collected)	$ 1,464	$ 1,880
Option contract [member] | Soybeans [Member] | Purchased Call Options [Member]
Statement [Line Items]
Commodities (in tons)	363,957	3,600
Derivatives at fair value	$ 458	$ 0
Gain / (Loss) for valuation at fair value at year-end	0	146
Premium paid or (collected)	$ (3,224)	$ (323)
Option contract [member] | Wheat [Member] | Purchase Put Option [Member]
Statement [Line Items]
Commodities (in tons)	2,200	1,000
Derivatives at fair value	$ 0	$ 0
Gain / (Loss) for valuation at fair value at year-end	20	0
Premium paid or (collected)	$ (17)	$ (187)
Option contract [member] | Wheat [Member] | Sale Put Options [Member]
Statement [Line Items]
Commodities (in tons)	0	1,000
Derivatives at fair value	$ 0	$ 0
Gain / (Loss) for valuation at fair value at year-end	0	0
Premium paid or (collected)	$ 3	$ 36
Option contract [member] | Wheat [Member] | Sale Call Options [Member]
Statement [Line Items]
Commodities (in tons)	1,500	6,000
Derivatives at fair value	$ 0	$ 0
Gain / (Loss) for valuation at fair value at year-end	0	0
Premium paid or (collected)	$ 36	$ 91
Option contract [member] | Wheat [Member] | Purchased Call Options [Member]
Statement [Line Items]
Commodities (in tons)	1,700	700
Derivatives at fair value	$ 0	$ 0
Gain / (Loss) for valuation at fair value at year-end	0	0
Premium paid or (collected)	$ (13)	$ (16)
Futures Contract [Member] | Cotton [member] | Sale Futures [Member]
Statement [Line Items]
Commodities (in tons)	5,250,000	21,252,400
Derivatives at fair value	$ 480	$ (962)
Gain / (Loss) for valuation at fair value at year-end	1,499	1,231
Premium paid or (collected)	$ 0	$ 0
Futures Contract [Member] | Livestock [Member] | Sale Futures [Member]
Statement [Line Items]
Commodities (in tons)	31,680	1,650
Derivatives at fair value	$ 0	$ (7)
Gain / (Loss) for valuation at fair value at year-end	89	(350)
Premium paid or (collected)	$ 0	$ 0